FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2013
Financial Assets Measured at Fair Value on Recurring Basis

The following table summarizes our fair value measurements at December 31, 2013 and 2012, respectively, for financial assets measured at fair value on a recurring basis:

		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
	(in millions)
December 31, 2013
Cash equivalents	$876	$876	$0	$0
Debt securities:
U.S. Treasury and other U.S. government corporations and agencies:
U.S. Treasury and agency obligations	584	0	584	0
Mortgage-backed securities	1,820	0	1,820	0
Tax-exempt municipal securities	2,971	0	2,958	13
Mortgage-backed securities:
Residential	22	0	22	0
Commercial	673	0	673	0
Asset-backed securities	63	0	62	1
Corporate debt securities	3,667	0	3,644	23

Total debt securities	9,800	0	9,763	37

Total invested assets	$10,676	$876	$9,763	$37

December 31, 2012
Cash equivalents	$1,177	$1,177	$0	$0
Debt securities:
U.S. Treasury and other U.S. government corporations and agencies:
U.S. Treasury and agency obligations	618	0	618	0
Mortgage-backed securities	1,603	0	1,603	0
Tax-exempt municipal securities	3,071	0	3,058	13
Mortgage-backed securities:
Residential	34	0	34	0
Commercial	659	0	659	0
Asset-backed securities	68	0	67	1
Corporate debt securities	3,794	0	3,770	24

Total debt securities	9,847	0	9,809	38

Total invested assets	$11,024	$1,177	$9,809	$38

Changes in Fair Value of Assets Measured Using Significant Unobservable Inputs

During the years ended December 31, 2013, 2012, and 2011, the changes in the fair value of the assets measured using significant unobservable inputs (Level 3) were comprised of the following:

	For the years ended December 31,
	2013			2012			2011
	Private Placements	Auction Rate Securities	Total	Private Placements	Auction Rate Securities	Total	Private Placements	Auction Rate Securities	Total
	(in millions)
Beginning balance at January 1	$25	$13	$38	$25	$16	$41	$14	$52	$66
Total gains or losses:
Realized in earnings	0	0	0	0	0	0	1	1	2
Unrealized in other comprehensive income	0	0	0	0	0	0	0	1	1
Purchases	0	0	0	0	0	0	17	0	17
Sales	0	0	0	0	(3)	(3)	(7)	(38)	(45)
Settlements	(1)	0	(1)	0	0	0	0	0	0

Balance at December 31	$24	$13	$37	$25	$13	$38	$25	$16	$41